Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Leases
Operating lease, weighted average remaining lease term	1 year 6 months 29 days			1 year 6 months 29 days
Operating lease, weighted average discount rate	4.67%			4.67%
Future minimum payments under non cancellable short term leases	¥ 5,537			$ 780
Operating cash flows used in operating leases	3,157	$ 445	¥ 4,842
Vehicles
Leases
Operating lease costs	39,809	5,607	44,281
Operating lease expenses	4,873	686	3,557
Short term lease costs	¥ 34,936	$ 4,921	¥ 40,724